Shareholders’ Equity (Details) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 15, 2022	Mar. 02, 2022	May 14, 2021	Sep. 30, 2021	Dec. 31, 2021
Shareholders’ Equity (Details) [Line Items]
Common shares raised (in Dollars)				$ 578,000	$ 820,000
Net of issuance expenses (in Dollars)				$ 52,000
Common shares issued				1,632,509
Received before the share exchange (in Dollars)				$ 160,000
Received after the share exchange (in Dollars)				$ 470,000
Common stock share issued			9,459,253
Issued and outstanding share capital percentage			90.00%
Shares exchange common stock			1,051,028
Common stock percentage			10.00%
Shares issued					715,250
Warrants purchase					441,000
Exercise price, decrease (in Dollars per share)					$ 1.12
Exercise price, increase (in Dollars per share)					$ 1.25
Common stock, shares issued					112,500
Amount (in Dollars)					$ 102,000
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock share issued	270,000	50,000
Company raised amount (in Dollars)		$ 10
Warrants purchase	180,000	30,000
Exercise price per share (in Dollars per share)	$ 1.13	$ 1.25
Company’s service provider consideration of past services (in Dollars)	$ 150